Subsequent Events (Details Textual) (USD $)	3 Months Ended		0 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Feb. 13, 2015	Feb. 13, 2015
Subsequent Event [Line Items]
Proceeds from Issuance Initial Public Offering	$ 4,099,500	$ 0
IPO [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	683,250
Proceeds from Issuance Initial Public Offering			4,100,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Trading Symbol				EYEG
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				683,250
Shares Issued, Price Per Share			$ 6.00	6.00
Proceeds from Issuance Initial Public Offering				4,100,000
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			102,487	102,487